Leases - Summary of Detailed Information About Carrying Amounts of Lease Liabilities and Movements During Year (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	¥ 59,641
Accretion of interest	1,969	$ 277	¥ 1,547	¥ 1,819
Payments	41,104	5,786	24,597	23,121
Ending balance	49,281	6,938	59,641
Current	33,272		31,433		$ 4,684
Non- current	16,009		28,208		2,254
Total	49,281		59,641		6,938
Increase (decrease) due to changes in accounting policy [member]
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	59,641	8,396	40,531
Additions	32,084	4,517	49,735
Accretion of interest	1,969	277	1,547
Payments	(43,073)	(6,063)	(26,144)
Termination	(1,382)	(195)	(6,187)
Translation difference	42	6	159
Ending balance	49,281	$ 6,938	59,641	40,531
Total	¥ 49,281		¥ 59,641	¥ 40,531	$ 6,938